PRODUCTION COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Raw materials and consumables	$ 130,185	$ 163,304
Salaries and benefits	90,583	85,349
Contractors and outside services	102,064	100,557
Other expenses	19,808	1,717
Changes in inventory	5,506	(18,206)
Production costs	$ 348,146	$ 332,721